Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share
B4	Earnings per share

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. No adjustment is made if the impact is anti-dilutive overall.

	2023 IFRS 17 basis
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the year	2,097	(385)	(11)	1,701	62.1	¢	61.9	¢
Short-term fluctuations in investment returns	774	(59)	—	715	26.1	¢	26.0	¢
Loss attaching to corporate transactions	22	—	—	22	0.8	¢	0.8	¢
Based on adjusted operating profit	2,893	(444)	(11)	2,438	89.0	¢	88.7	¢

For 2023, the weighted average number of shares for calculating basic earnings per share, which excludes those held in employee share trusts, is 2,741 million. After including a dilutive effect of the Group's share options and awards(see note B2.2) of 6 million, the weighted average number of shares for calculating diluted earnings per share is, 2,747 million.

	2022 IFRS 17 basis
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on loss for the year	(643)	(354)	(10)	(1,007)	(36.8)	¢	(36.8)	¢
Short-term fluctuations in investment returns	3,420	(185)	(1)	3,234	118.2	¢	118.2	¢
Gain attaching to corporate transactions	(55)	—	—	(55)	(2.0)	¢	(2.0)	¢
Based on adjusted operating profit	2,722	(539)	(11)	2,172	79.4	¢	79.4	¢

For 2022, the weighted average number of shares for calculating basic and diluted earnings per share, which excludes those held in employee share trusts, was 2,736 million. As the Group made a loss for the year in 2022, the potential ordinary shares from the Group's share options and awards (see note B2.2) would be anti - dilutive and therefore not included in the diluted earnings per share calculation as it is not permissible for the diluted earnings per share to be greater than the basic earnings per share.

	2021 (IFRS 4 basis)
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Loss for the year				(2,042)	(77.7)	¢	(77.7)	¢
Loss from discontinued US operations				4,234	161.1	¢	161.1	¢
Profit from continuing operations	2,676	(462)	(22)	2,192	83.4	¢	83.4	¢
Short-term fluctuations in investment returns on shareholder-backed business	458	(81)	5	382	14.5	¢	14.5	¢
Amortisation of acquisition accounting adjustments	5	—	—	5	0.2	¢	0.2	¢
Loss attaching to corporate transactions	94	(5)	—	89	3.4	¢	3.4	¢
Adjusted operating profit	3,233	(548)	(17)	2,668	101.5	¢	101.5	¢

For 2021, the weighted average number of shares for calculating basic earnings per share, which excludes those held in employee share trusts, was 2,628 million. There was no difference between the basic and diluted earnings per share.